Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Line Items]
Disclosure of Internal Credit Exposure Explanatory

In the case of Interbank, its Credit Risk Department determines its risk level according to the following classification, as of December 31, 2024 and 2023:

2024
		High grade	Standard grade	Grade lower than standard
Banking	Segment	PD less than or equal (*)	PD range (*)	PD equal to or higher (*)

	Credit card	5.25%	5.26% - 12.05%	12.06%
	Mortgage	1.12%	1.13% - 3.55%	3.56%
	Payroll loans	2.36%	2.37% - 5.15%	5.16%
Personal Banking	Consumer	7.11%	7.12% - 14.68%	14.69%
	Vehicular	3.76%	3.76%	3.76%

Small Business Banking		8.55%	8.56% - 17.86%	17.87%

	Corporate	0.10%	0.11% - 0.20%	0.21%
Commercial Banking	Institutional	0.66%	0.66%	0.66%
	Companies	3.45%	3.46% - 8.13%	8.14%
	Real estate	2.61%	2.61%	2.61%

2023
		High grade	Standard grade	Grade lower than standard
Banking	Segment	PD less than or equal (*)	PD range (*)	PD equal to or higher (*)

	Credit card	7.12%	7.13% - 16.98%	16.99%
	Mortgage	2.07%	2.08% - 6.80%	6.81%
	Payroll loans	2.80%	2.81% - 6.43%	6.44%
Personal Banking	Consumer	9.32%	9.33% - 20.78%	20.79%
	Vehicular	9.13%	9.14% - 22.90%	22.91%

Small Business Banking		15.26%	15.27% - 31.69%	31.70%

	Corporate	0.22%	0.22%	0.22%
Commercial Banking	Institutional	0.55%	0.55%	0.55%
	Companies	5.23%	5.24% - 9.67%	9.68%
	Real estate	3.71%	3.71%	3.71%

(*) The probability of default is exclusively determined by the statistical model and, therefore, do not include the subsequent adjustments to the model, detailed in Note 29.1 (d.8).

Disclosure Of Detailed Information About Estimation Method Used For Percentage Of Default Text Block

Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio

Personal banking:
Credit cards	X
Mortgage	X
Payroll loans	X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X

Summary of Expected Loss by Post-Model Adjustments

Following is the amount of the expected loss to direct and indirect loans as of December 31, 2024, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs.

	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	189,557	—	189,557
Consumer loans	1,218,011	154,846	1,372,857
Mortgage loans	80,047	13,750	93,797
Small and micro-business loans	88,204	—	88,204
Total	1,575,819	168,596	1,744,415

Following is the amount of the expected loss to direct and indirect loans as of December 31, 2023, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	278,145	18,107	296,252
Consumer loans	1,709,256	153,126	1,862,382
Mortgage loans (*)	84,731	2,464	87,195
Small and micro-business loans	114,629	6,899	121,528
Total	2,186,761	180,596	2,367,357

Disclosure Of Macro Economic Variables

Macroeconomic variables used as of December 31, 2024:

	Scenario	2025	2026	2027

Unemployment rate (annual % var.)	Optimistic	(3.9%)	(4.7%)	(7.6%)
	Base	(2.6%)	(3.4%)	(4.0%)
	Pessimistic	(0.7%)	(0.1%)	(0.4%)
Real disposable income per capita (annual % var.)	Optimistic	1.7%	2.4%	3.2%
	Base	1.1%	2.0%	2.7%
	Pessimistic	(0.7%)	1.3%	2.3%
Real formal average salary (annual % var.)	Optimistic	1.8%	0.9%	1.4%
	Base	1.3%	0.5%	0.7%
	Pessimistic	0.0%	(0.1%)	0.1%
Private formal employment (annual % var.)	Optimistic	3.5%	3.0%	3.2%
	Base	3.0%	2.6%	2.8%
	Pessimistic	2.1%	2.1%	2.3%
Real informal average salary (annual % var.)	Optimistic	1.4%	1.3%	1.2%
	Base	1.0%	0.5%	0.7%
	Pessimistic	0.3%	(0.1%)	0.1%

Macroeconomic variables used as of December 31, 2023:

	Scenario	2024	2025	2026

Domestic demand (annual % var.)	Optimistic	3.3%	2.9%	2.8%
	Base	3.0%	2.7%	2.4%
	Pessimistic	1.8%	2.8%	2.3%
Private formal employment (annual % var.)	Optimistic	3.0%	3.1%	2.6%
	Base	2.7%	2.9%	2.5%
	Pessimistic	1.8%	2.9%	3.1%
Real disposable income per capita (annual % var.)	Optimistic	2.3%	1.8%	2.9%
	Base	2.0%	1.6%	2.6%
	Pessimistic	0.7%	1.7%	2.3%
Real formal salary (annual % var.)	Optimistic	1.3%	1.7%	2.1%
	Base	1.1%	1.6%	1.9%
	Pessimistic	(2.6%)	0.6%	1.0%
Real informal salary (annual % var.)	Optimistic	3.3%	3.0%	3.1%
	Base	2.9%	2.9%	2.8%
	Pessimistic	(0.1%)	1.8%	2.2%

Disclosure Of Impact Of Multiple Scenarios On The Allowance

The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

December 31, 2024%		Total
		S/ (000)
Optimistic	5	81,557
Base	58	999,681
Pessimistic	37	663,177
Total		1,744,415

December 31, 2023%		Total
		S/ (000)
Optimistic	7	159,536
Base	49	1,127,461
Pessimistic	44	1,080,360
Total		2,367,357

Disclosure Of Fair Value Of The Loan Guarantees

The fair value of the loan guarantees as of December 31, 2024 and 2023, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2024	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	12,615,226	—	—	—	—	—	12,615,226	—
Commercial loans	22,770,495	878,109	1,706,707	11,437,282	3,205,987	17,228,085	5,542,410	175,811
Small and micro-business loans	2,037,158	—	—	—	—	—	2,037,158	87,700
Consumer loans	15,036,411	—	—	—	—	—	15,036,411	1,372,856
Mortgage loans	10,571,300	—	—	18,926,685	—	18,926,685	(8,355,385)	93,800
Direct loans	50,415,364	878,109	1,706,707	30,363,967	3,205,987	36,154,770	14,260,594	1,730,167
Debt instruments at amortized cost	3,784,912	—	—	—	—	—	3,784,912	53
Total financial assets at amortized cost	66,815,502	878,109	1,706,707	30,363,967	3,205,987	36,154,770	30,660,732	1,730,220
Debt instruments at fair value through other comprehensive income	20,377,805	—	—	—	—	—	20,377,805	95,090
Total debt instruments at fair value through other comprehensive income	20,377,805	—	—	—	—	—	20,377,805	95,090
Not subject to impairment
Derivative financial instruments - Trading	72,746	35,645	—	—	—	35,645	37,101	—
Derivative financial instruments - Hedges	70,455	—	—	—	—	—	70,455	—
Financial assets at fair value through profit or loss	1,776,567	—	—	—	—	—	1,776,567	—
Total financial instruments at fair value through profit or loss	1,919,768	35,645	—	—	—	35,645	1,884,123	—

	89,113,075	913,754	1,706,707	30,363,967	3,205,987	36,190,415	52,922,660	1,825,310
Financial guarantees (guarantees and stand-by letters)	4,695,331	21,981	143,731	2,005,957	1,471,778	3,643,447	1,051,884	14,005
Letters of credit for customers	373,363	695	24,442	—	67,752	92,889	280,474	243
Indirect loans	5,068,694	22,676	168,173	2,005,957	1,539,530	3,736,336	1,332,358	14,248

	94,181,769	936,430	1,874,880	32,369,924	4,745,517	39,926,751	54,255,018	1,839,558

	Fair value of the credit guarantee under the base scenario
As of December 31, 2023	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	9,818,711	—	—	—	—	—	9,818,711	—
Commercial loans	21,155,476	665,532	1,242,105	11,585,327	3,202,231	16,695,195	4,460,281	278,466
Small and micro-business loans	933,824	—	—	—	—	—	933,824	121,377
Consumer loans	16,325,460	—	—	—	—	—	16,325,460	1,862,384
Mortgage loans	9,834,398	—	—	17,005,359	—	17,005,359	(7,170,961)	87,198
Direct loans	48,249,158	665,532	1,242,105	28,590,686	3,202,231	33,700,554	14,548,604	2,349,425
Debt instruments at amortized cost	3,474,004	—	—	—	—	—	3,474,004	62
Total financial assets at amortized cost	61,541,873	665,532	1,242,105	28,590,686	3,202,231	33,700,554	27,841,319	2,349,487
Debt instruments at fair value through other comprehensive income	21,246,569	—	—	—	—	—	21,246,569	61,046
Total debt instruments at fair value through other comprehensive income	21,246,569	—	—	—	—	—	21,246,569	61,046
Not subject to impairment
Derivative financial instruments - Trading	99,099	9,755	—	—	—	9,755	89,344	—
Derivative financial instruments - Hedges	59,002	—	—	—	—	—	59,002	—
Financial assets at fair value through profit or loss	1,556,540	—	—	—	—	—	1,556,540	—
Total financial instruments at fair value through profit or loss	1,714,641	9,755	—	—	—	9,755	1,704,886	—

	84,503,083	675,287	1,242,105	28,590,686	3,202,231	33,710,309	50,792,774	2,410,533
Financial guarantees (guarantees and stand-by letters)	4,302,772	37,039	111,984	1,838,666	775,774	2,763,463	1,539,309	17,667
Letters of credit for customers	440,708	4,984	27,936	—	10,000	42,920	397,788	265
Indirect loans	4,743,480	42,023	139,920	1,838,666	785,774	2,806,383	1,937,097	17,932

	89,246,563	717,310	1,382,025	30,429,352	3,988,005	36,516,692	52,729,871	2,428,465

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2024	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	322,464	2,936	1,045	—	529,922	26,107	560,010	(237,546)	123,013
Small and micro-business loans	85,443	—	—	—	—	—	—	85,443	62,173
Consumer loans	514,691	2,936	—	—	—	—	2,936	511,755	494,700
Mortgage loans	325,095	—	—	—	782,659	—	782,659	(457,564)	44,321
Total	1,247,693	5,872	1,045	—	1,312,581	26,107	1,345,605	(97,912)	724,207
Indirect loans	23,948	—	—	—	7,561	—	7,561	16,387	9,335
	1,271,641	5,872	1,045	—	1,320,142	26,107	1,353,166	(81,525)	733,542

	Fair value of the credit guarantee under the base scenario
As of December 31, 2023	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	398,159	—	962	—	608,852	55,610	665,424	(267,265)	162,385
Small and micro-business loans	106,028	—	—	—	—	—	—	106,028	70,818
Consumer loans	733,096	—	—	—	—	—	—	733,096	682,417
Mortgage loans	273,405	—	—	—	679,945	—	679,945	(406,540)	54,651
Total	1,510,688	—	962	—	1,288,797	55,610	1,345,369	165,319	970,271
Indirect loans	15,800	—	275	—	7,451	—	7,726	8,074	7,369
	1,526,488	—	1,237	—	1,296,248	55,610	1,353,095	173,393	977,640

(*) Includes the total fair value of the guarantees held by the Group as of December 31, 2024 and 2023, regardless of the balance of the loan it guarantees.

Summary of Classification of Risk

The Group determines its risk level according to the following classification as of December 31, 2024 and 2023:

	High grade	Standard grade	Grade lower than standard
2024	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% - 0.11%	0.12% - 2.03%	23.31%
Latin America	0.00%	0.08% - 3.03%	22.32%
Sovereigns	0.00%	0.00% - 1.78%	26.56%

	High grade	Standard grade	Grade lower than standard
2023	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.04% - 0.11%	0.12% - 2.11%	22.97%
Latin America	0.00%	0.09% - 2.91%	22.80%
Sovereigns	0.00%	0.00% - 1.87%	25.45%

Disclosure of External Credit Exposures

The table below presents the credit risk ratings issued by reputable risk rating agencies of local and international financial investments:

	As of December 31, 2024		As of December 31, 2023
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
BBB- / BBB+	2,287,880	8.5	2,611,807	9.8
BB- / BB+	1,028,735	3.8	652,347	2.4
B- / B+	111,708	0.4	4,770	0.0
Less de B-	4,664	0.0	—	—
	3,432,987	12.7	3,268,924	12.2
Instruments issued in Peru and rated abroad:
BBB- / BBB+	14,011,438	52.2	13,174,718	49.3
BB- / BB+	774,100	2.9	490,215	1.8
B- / B+	—	0.0	214,083	0.8
Less than B-	218,328	0.8	—	—
	15,003,866	55.9	13,879,016	51.9
Instruments issued and rated abroad:
AAA	9,429	0.0	11,105	0.0
AA- / AA+	111,247	0.4	145,599	0.5
A- / A+	689,996	2.6	656,237	2.5
BBB- / BBB+	2,581,191	9.6	2,565,054	9.6
BB- / BB+	124,581	0.5	228,812	0.9
B- / B+	19,689	0.1	16,190	0.1
Less than B-	—	0.0	1,723	0.0
	3,536,133	13.2	3,624,720	13.6

Unrated
Negotiable certificates of deposit issued by the BCRP	2,113,924	7.9	3,448,984	12.9
Mutual funds and investment funds participations (*)	1,317,625	4.9	1,099,282	4.1
Securitized bonds	—	—	3,008	0.0
Others	98,882	0.4	81,910	0.3

Listed shares	622,528	2.3	660,839	2.5
Non-listed shares and participations	271,607	1.0	229,933	0.9
Total	26,397,552	98.3	26,296,616	98.4
Accrued interest	460,373	1.7	425,375	1.6
Total	26,857,925	100.0	26,721,991	100.0

(*) Includes mutual and investment funds which do not have risk rating.

Disclosure Of Credit Risk Exposure Explanatory

Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2024
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,094,313		15,094,313
Government of Peru	—	8,466,916	—	3,698,395		12,165,311
Mortgage loans	—	—	—	10,579,426		10,579,426
Commercial and micro-business loans	—	—	—	10,236,695		10,236,695
BCRP	—	2,113,925	—	7,951,226		10,065,151
Financial services	1,693,571	1,672,720	126,594	6,530,688	(*)	10,023,573
Manufacturing	87,764	797,082	171,920	4,155,680		5,212,446
Mining	2,792	1,234,867	—	2,436,753		3,674,412
Construction and infrastructure	17,203	2,501,203	38,640	772,165		3,329,211
Communications, storage and transportation	55,385	654,287	37,640	1,946,274		2,693,586
Agriculture	87	27,286	3,714	2,393,311		2,424,398
Electricity, gas, water and oil	12,820	1,685,411	74,750	157,841		1,930,822
Commerce	15,754	508,195	—	414,063		938,012
Professional, scientific and technical activities	—	214,358	—	714,871		929,229
Leaseholds and real estate activities	10,980	187,953	—	448,839		647,772
Community services	611	7,509	—	540,084		548,204
Education, health and other services	540	94,202	—	213,206		307,948
Medicine and biotechnology	—	36,138	—	190,510		226,648
Public administration and defense	21,894	91,702	—	7,885		121,481
Fishing	—	—	5,010	79,112		84,122
Foreign governments	—	67,468	—	—		67,468
Insurance	363	12,075	—	4,728		17,166
Others	4	4,507	—	85,863		90,374
Total	1,919,768	20,377,804	458,268	68,651,928		91,407,768
Impairment allowance for loans						(1,730,167)
Accrued interest						1,004,624
Total						90,682,225

(*) Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2023
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	16,354,337		16,354,337
Government of Peru	—	8,239,321	—	3,307,309		11,546,630
Mortgage loans	—	—	—	9,844,293		9,844,293
BCRP	—	3,448,984	—	5,926,921		9,375,905
Financial services	1,450,713	1,609,137	121,083	5,834,322	(*)	9,015,255
Manufacturing	79,551	807,805	119,938	4,513,506		5,520,800
Professional, scientific and technical activities	841	207,340	—	4,385,889		4,594,070
Commerce	1,144	224,148	—	3,791,306		4,016,598
Construction and infrastructure	2,915	2,566,009	31,917	559,070		3,159,911
Electricity, gas, water and oil	14,561	1,698,582	81,438	936,836		2,731,417
Mining	1,079	1,125,295	—	1,333,655		2,460,029
Communications, storage and transportation	126,455	496,130	78,384	1,249,526		1,950,495
Agriculture	989	26,339	2,806	1,894,430		1,924,564
Commercial and micro-business loans	—	—	—	804,212		804,212
Leaseholds and real estate activities	15,751	184,898	5,707	590,501		796,857
Fishing	—	—	3,605	600,848		604,453
Community services	871	4,710	—	594,254		599,835
Medicine and biotechnology	—	31,367	—	450,704		482,071
Education, health and other services	2	99,097	—	240,736		339,835
Public administration and defense	16,075	41,187	—	42,714		99,976
Foreign governments	—	89,007	—	—		89,007
Insurance	3,694	8,501	—	2,034		14,229
Others	—	4,327	—	31,727		36,054
Total	1,714,641	20,912,184	444,878	63,289,130		86,360,833
Impairment allowance for loans						(2,349,425)
Accrued interest						1,046,024
Total						85,057,432

(*) Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area

The table below presents the financial instruments with exposure to credit risk, by geographic area:

	As of December 31, 2024
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	138,125	16,843,710	294,034	65,957,138		83,233,007
United States of America	1,499,518	896,372	37,640	823,188		3,256,718
Mexico	17,996	1,017,363	—	10,733		1,046,092
Chile	1	807,524	7,995	32,038		847,558
Panama	461	148,363	277	479,425	(*)	628,526
United Kingdom	94,483	264,082	116,458	135,358		610,381
Bahamas	—	—	—	243,750		243,750
Canada	1,256	15,387	—	219,857		236,500
Ecuador	—	—	—	231,087		231,087
Colombia	79	121,545	—	105,332		226,956
Brazil	—	146,286	—	30,848		177,134
Germany	23,326	587	—	123,436		147,349
Cayman Islands	116,217	1,186	—	—		117,403
Luxembourg	—	15,534	—	68,835		84,369
Suiza	—	4,743	—	56,542		61,285
Venezuela	—	—	—	54,261		54,261
España	—	9,933	—	20,394		30,327
Argentina	—	—	—	19,349		19,349
Ireland	—	553	—	624		1,177
Belgium	—	154	—	1		155
Others	28,306	84,482	1,864	39,732		154,384
Total	1,919,768	20,377,804	458,268	68,651,928		91,407,768
Impairment allowance for loans						(1,730,167)
Accrued interest						1,004,624
Total						90,682,225

(*) Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2023
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	118,277	17,289,485	245,411	60,879,122		78,532,295
United States of America	1,311,432	853,799	78,384	516,788		2,760,403
Mexico	15,559	1,054,480	—	17,031		1,087,070
Panama	—	147,198	190	632,672	(*)	780,060
Chile	1	710,106	10,011	46,243		766,361
United Kingdom	64,727	266,974	109,045	32,562		473,308
Canada	12,898	12,095	—	369,993		394,986
Colombia	96	309,994	—	80,764		390,854
Cayman Islands	121,815	4,132	—	101,554		227,501
Brazil	—	150,120	—	41,231		191,351
Ecuador	—	—	—	190,181		190,181
Suiza	—	1,461	—	89,430		90,891
Germany	24,487	582	—	58,025		83,094
Luxembourg	—	14,395	—	60,909		75,304
Venezuela	—	—	—	46,363		46,363
España	—	13,074	—	18,876		31,950
Bahamas	—	—	—	27,563		27,563
Argentina	—	—	—	19,244		19,244
Ireland	—	—	—	2,896		2,896
Belgium	—	—	152	1		153
Others	45,349	84,289	1,685	57,682		189,005
Total	1,714,641	20,912,184	444,878	63,289,130		86,360,833
Impairment allowance for loans						(2,349,425)
Accrued interest						1,046,024
Total						85,057,432

(*) Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory	Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2024 and 2023, are presented below:

		Gross amounts of recognized financial liabilities and offset	Net amounts of financial assets presented in the	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial assets	in the consolidated statement of financial position	consolidated statement of financial position	Financial instruments (including non-cash guarantees)	Cash guarantees received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2024
Derivatives, Note 10(b)	143,201	—	143,201	(30,231)	(35,645)	77,325
Total	143,201	—	143,201	(30,231)	(35,645)	77,325
2023
Derivatives, Note 10(b)	158,101	—	158,101	(65,099)	(9,755)	83,247
Total	158,101	—	158,101	(65,099)	(9,755)	83,247

Disclosure Of Off setting Of Financial Liabilities Explanatory	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2024 and 2023, are presented below:

		Gross amounts of recognized financial assets and offset in the	Net amounts of financial liabilities presented in the	Related amounts not offset in the consolidated statement of financial position
	Gross amounts of recognized financial liabilities	consolidated statement of financial position	consolidated statement of financial position	Financial instruments (including non-cash guarantees)	Cash guarantees pledged, Note 4(d)	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2024
Derivatives, Note 10(b)	102,288	—	102,288	(30,231)	(21,568)	50,489
Total	102,288	—	102,288	(30,231)	(21,568)	50,489
2023
Derivatives, Note 10(b)	145,395	—	145,395	(65,099)	(24,725)	55,571
Total	145,395	—	145,395	(65,099)	(24,725)	55,571

Summary of Value at Risk by Type of Asset

The VaR results of the Group’s portfolio by type of asset are presented below:

	2024	2023
	S/(000)	S/(000)
Equity investments	36,036	26,584
Debt investments	131	709
Derivatives and/or exchange position	953	1,548
Diversification effect	(243)	(237)
Consolidated VaR by type of asset (*)	36,877	28,604

The Group’s VaR results by type of risk are the following:

	2024	2023
	S/(000)	S/(000)
Exchange rate risk	2,893	4,813
Interest rate risk	376	1,417
Price risk	37,804	25,733
Diversification effect	(4,196)	(3,359)
Consolidated VaR by type of risk (*)	36,877	28,604

(*) The total VaR is lower than the sum of its components due to the benefits of risk diversification.

Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap

(i.1) The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at carrying amount (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2024
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	8,575,399	17,936	11	—	—	4,021,880	12,615,226
Inter-bank funds	220,060	—	—	—	—	—	220,060
Investments at fair value through other comprehensive income (debt and equity)	894,402	1,245,519	768,069	5,473,331	12,343,571	458,268	21,183,160
Investments at amortized cost	61,382	101,450	12,131	752,424	2,970,811	—	3,898,198
Loans, net (*)	4,082,359	5,328,773	13,689,207	19,835,684	6,589,089	(295,664)	49,229,448
Other assets (**)	852,858	152,093	97,488	371,874	(6,718)	5,040,781	6,508,376
Total assets	14,686,460	6,845,771	14,566,906	26,433,313	21,896,753	9,225,265	93,654,468

Financial liabilities
Deposits and obligations	34,089,992	5,181,622	6,435,281	413,041	33,499	7,614,593	53,768,028
Due to banks and correspondents	2,055,726	772,527	1,398,001	1,944,760	1,391,043	—	7,562,057
Bonds, notes and other obligations	251,845	1,680	1,490,591	4,005,402	325,915	—	6,075,433
Insurance and reinsurance contract liabilities	47,878	99,710	464,997	2,486,668	9,203,598	221,469	12,524,320
Other liabilities (***)	952,940	104,144	88,873	160,189	1,312,693	1,828,255	4,447,094
Equity	—	—	—	—	—	10,978,595	10,978,595
Total liabilities and equity	37,398,381	6,159,683	9,877,743	9,010,060	12,266,748	20,642,912	95,355,527

Off- balance sheet accounts
Derivatives held as assets	75,280	—	1,505,600	754,000	—	—	2,334,880
Derivatives held as liabilities	75,280	—	1,505,600	754,000	—	—	2,334,880
	—	—	—	—	—	—	—

Marginal gap	(22,711,921)	686,088	4,689,163	17,423,253	9,630,005	(11,417,647)	(1,701,059)
Cumulative gap	(22,711,921)	(22,025,833)	(17,336,670)	86,583	9,716,588	(1,701,059)	—

(*) The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.

(**) Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***) Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and deferred income tax liability, net.

	As of December 31, 2023
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	6,438,844	77,841	216,012	26,788	—	3,059,226	9,818,711
Inter-bank funds	524,915	—	—	—	—	—	524,915
Investments at fair value through other comprehensive income (debt and equity)	501,199	1,540,643	2,293,382	4,041,060	12,870,285	444,878	21,691,447
Investments at amortized cost	23,583	86,652	634,133	636,561	2,093,075	—	3,474,004
Loans, net (*)	4,247,703	5,611,232	11,248,432	19,392,632	6,584,178	(563,795)	46,520,382
Other assets (**)	1,034,215	195,323	262,343	219,298	5,590	4,222,912	5,939,681
Total assets	12,770,459	7,511,691	14,654,302	24,316,339	21,553,128	7,163,221	87,969,140
Financial liabilities
Deposits and obligations	30,185,794	3,894,718	6,601,910	498,592	46,902	7,960,318	49,188,234
Inter-bank funds	119,712	—	—	—	—	—	119,712
Due to banks and correspondents	1,459,377	1,758,037	2,776,380	1,683,940	1,348,196	—	9,025,930
Bonds, notes and other obligations	200,594	1,138,301	18,233	3,960,246	234,255	—	5,551,629
Insurance and reinsurance contract liabilities	52,793	104,011	470,253	2,549,908	8,784,208	246,363	12,207,536
Other liabilities (***)	867,346	142,339	205,445	514,669	520,057	1,172,997	3,422,853
Equity	—	—	—	—	—	10,008,101	10,008,101
Total liabilities and equity, net	32,885,616	7,037,406	10,072,221	9,207,355	10,933,618	19,387,779	89,523,995
Off- balance sheet accounts
Derivatives held as assets	185,450	111,270	1,576,325	705,470	—	—	2,578,515
Derivatives held as liabilities	185,450	111,270	1,576,325	705,470	—	—	2,578,515
	—	—	—	—	—	—	—

Marginal gap	(20,115,157)	474,285	4,582,081	15,108,984	10,619,510	(12,224,558)	(1,554,855)
Cumulative gap	(20,115,157)	(19,640,872)	(15,058,791)	50,193	10,669,703	(1,554,855)	—

(*) The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.

(**) Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***) Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and deferred income tax liability, net.

Summary of Increase Decrease In Interest Rate And Impact On Results Explanatory

The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling interest.

	As of December 31, 2024
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	83	+/-	102,859
US Dollar	+/-50	+/-	163	+/-	205,867
US Dollar	+/-75	+/-	245	+/-	309,164
US Dollar	+/-100	+/-	325	+/-	412,907
Sol	+/-50	-/+	48,323	-/+	488,795
Sol	+/-75	-/+	72,484	-/+	733,881
Sol	+/-100	-/+	96,645	-/+	979,797
Sol	+/-150	-/+	144,968	-/+	1,475,267

	As of December 31, 2023
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	105	+/-	103,189
US Dollar	+/-50	+/-	210	+/-	206,551
US Dollar	+/-75	+/-	315	+/-	310,258
US Dollar	+/-100	+/-	421	+/-	414,485
Sol	+/-50	-/+	44,656	-/+	444,244
Sol	+/-75	-/+	66,984	-/+	677,590
Sol	+/-100	-/+	89,313	-/+	904,721
Sol	+/-150	-/+	133,969	-/+	1,362,566

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income	However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling interest, as of December 31, 2024 and 2023, is presented below:

	Changes in market price	2024	2023
Sensitivity to market price	%	S/(000)	S/(000)
Shares	+/-10	45,827	44,488
Shares	+/-25	114,567	111,220
Shares	+/-30	137,480	133,463

Summary of Foreign Exchange Risk Position Of Group

The table below presents the detail of the Group’s position:

	As of December 31, 2024
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	8,615,546	3,676,441	323,239	12,615,226
Inter-bank funds	—	220,060	—	220,060
Financial investments	7,456,057	19,356,325	45,543	26,857,925
Loans, net	14,372,955	34,848,570	7,923	49,229,448
Due from customers on acceptances	9,163	—	—	9,163
Other accounts receivable and other assets, net	405,658	1,326,121	22	1,731,801
Insurance and reinsurance contract assets	207	18,395	—	18,602
	30,859,586	59,445,912	376,727	90,682,225
Liabilities
Deposits and obligations	19,802,404	33,451,094	514,530	53,768,028
Due to banks and correspondents	2,210,040	5,352,017	—	7,562,057
Bonds, notes and other obligations	5,227,805	847,628	—	6,075,433
Due from customers on acceptances	9,163	—	—	9,163
Insurance contract liabilities	3,940,738	8,583,582	—	12,524,320
Other accounts payable, provisions and other liabilities	1,689,640	2,484,247	14,067	4,187,954
	32,879,790	50,718,568	528,597	84,126,955
Forwards position, net	(1,842,468)	1,564,150	278,318	—
Currency swaps position, net	1,849,472	(1,849,472)	—	—
Cross currency swaps position, net	2,071,400	(2,071,400)	—	—
Options position, net	(61)	61	—	—
Monetary position, net	58,139	6,370,683	126,448	6,555,270

	As of December 31, 2023
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	6,745,220	2,710,275	363,216	9,818,711
Inter-bank funds	55,660	469,255	—	524,915
Financial investments	7,090,138	19,569,726	62,127	26,721,991
Loans, net	14,131,543	32,388,839	—	46,520,382
Due from customers on acceptances	40,565	—	—	40,565
Other accounts receivable and other assets, net	242,935	1,161,624	22	1,404,581
Reinsurance contract assets	166	26,121	—	26,287
	28,306,227	56,325,840	425,365	85,057,432
Liabilities
Deposits and obligations	18,277,393	30,420,832	490,009	49,188,234
Inter-bank funds	63,081	56,631	—	119,712
Due to banks and correspondents	2,342,325	6,683,605	—	9,025,930
Bonds, notes and other obligations	5,049,942	501,687	—	5,551,629
Due from customers on acceptances	40,565	—	—	40,565
Insurance and reinsurance contract liabilities	3,997,075	8,210,461	—	12,207,536
Other accounts payable, provisions and other liabilities	1,272,832	1,928,716	43	3,201,591
	31,043,213	47,801,932	490,052	79,335,197
Forwards position, net	(631,449)	505,661	125,788	—
Currency swaps position, net	951,864	(951,864)	—	—
Cross currency swaps position, net	2,430,155	(2,430,155)	—	—
Options position, net	(51)	51	—	—
Monetary position, net	13,533	5,647,601	61,101	5,722,235

Percentage Of Change In Currency Exchange Rate

The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2024 and 2023. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2024	2023
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	21,165	8,796
US Dollar	10	42,329	17,592
US Dollar	15	63,494	26,388

Revaluation
US Dollar	5	(21,165)	(8,796)
US Dollar	10	(42,329)	(17,592)
US Dollar	15	(63,494)	(26,388)

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables

The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2024
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	39,797,251	5,412,063	6,777,915	925,035	1,256,702	54,168,966
Due to banks and correspondents	1,949,333	792,039	733,189	2,465,292	3,831,777	9,771,630
Bonds, notes and other obligations	70,454	2,943	1,652,261	4,665,178	333,061	6,723,897
Due from customers on acceptances	4,691	4,472	—	—	—	9,163
Insurance and reinsurance contract liabilities	116,089	222,826	1,007,404	4,994,624	18,194,009	24,534,952
Other accounts payable, provisions and other liabilities	2,301,897	115,868	150,913	134,248	1,382,740	4,085,666
Total non-derivative liabilities	44,239,715	6,550,211	10,321,682	13,184,377	24,998,289	99,294,274
Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	1,637,115	880,914	1,123,569	1,134,788	176,817	4,953,203
Contractual amounts payable (outflow)	1,605,814	1,088,989	962,496	1,145,555	179,999	4,982,853
Total	31,301	(208,075)	161,073	(10,767)	(3,182)	(29,650)
Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	—	86,992	414,593	1,230,550	—	1,732,135
Contractual amounts payable (outflow)	1,690	78,266	450,019	1,173,525	—	1,703,500
Total	(1,690)	8,726	(35,426)	57,025	—	28,635

	As of December 31, 2023
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	36,150,590	4,042,302	6,874,724	1,212,870	1,473,786	49,754,272
Inter-bank funds	119,712	—	—	—	—	119,712
Due to banks and correspondents	1,310,020	1,522,550	2,452,158	3,310,756	1,918,633	10,514,117
Bonds, notes and other obligations	24,108	1,153,716	133,232	4,280,041	428,712	6,019,809
Due from customers on acceptances	7,080	19,300	14,185	—	—	40,565
Insurance and reinsurance contract liabilities	—	—	821,389	2,908,106	20,449,732	24,179,227
Other accounts payable, provisions and other liabilities	1,568,886	144,250	156,571	133,382	1,053,107	3,056,196
Total non-derivative liabilities	39,180,396	6,882,118	10,452,259	11,845,155	25,323,970	93,683,898
Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	387,872	479,652	1,261,268	993,514	516,340	3,638,646
Contractual amounts payable (outflow)	387,923	479,288	1,274,079	983,356	514,785	3,639,431
Total	(51)	364	(12,811)	10,158	1,555	(785)
Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	3,763	4,061	323,273	1,750,880	—	2,081,977
Contractual amounts payable (outflow)	6,215	5,065	390,706	1,759,660	—	2,161,646
Total	(2,452)	(1,004)	(67,433)	(8,780)	—	(79,669)

(*) It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).

(**) It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery)

Disclosure Of Maurity Analysis Of Contingent Credits

The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2024	2023
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	649,837	1,095,339
From 1 to 3 months	1,364,278	1,062,605
From 3 to 12 months	2,644,655	2,391,145
From 1 to 5 years	409,898	193,835
Over 5 years	26	556
Total	5,068,694	4,743,480

Summary of changes in liabilities arising from financing activities

The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2024
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	119,712	—	(121,438)	1,785	(59)	-
Bonds, notes and other obligations	5,551,629	—	439,867	67,186	16,751	6,075,433
Lease liability related to right-of-use assets	90,513	—	(55,391)	102	108,579	143,803
Dividends payable	911	430,425	(430,280)	—	(98)	958
Total liabilities for financing activities	5,762,765	430,425	(167,242)	69,073	125,173	6,220,194

	2023
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	30,012	—	91,245	(1,592)	47	119,712
Bonds, notes and other obligations	7,906,303	—	(2,189,040)	(131,024)	(34,610)	5,551,629
Lease liability related to right-of-use assets	112,581	—	(57,818)	(279)	36,029	90,513
Dividends payable	1,461	516,164	(516,564)	-	(150)	911
Total liabilities for financing activities	8,050,357	516,164	(2,672,177)	(132,895)	1,316	5,762,765

Summary of sensitivity of life insurance contracts and reinsurance contracts

The following sensitivity analysis shows the impact (gross and net of the reinsurance held) on the contractual service margin (“CSM”), income before taxes and net equity for the reasonably possible movements in the key assumptions, the rest of the assumptions remaining constant. The correlation of the assumptions will have a significant effect on the determination of the final impacts, but to demonstrate the impact resulting from changes in each assumption, the assumptions had to be changed individually. It is worth noting that the movements of these assumptions are non-linear. When options exist, these are the main reason of the sensitivities’ asymmetry. The method used to obtain information of the sensitivity and the significant hypotheses did not vary regarding the previous period.

Life insurance contracts issued

		2024				2023
	Change in assumptions	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance
	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(11,560)	(9,942)	(12,038)	(10,420)	(13,198)	(12,808)	(5,827)	(5,264)
Longevity	+10%	(215,592)	(215,592)	(179,819)	(179,819)	(210,185)	(210,185)	(172,323)	(172,323)
Expenses	+10%	(38,400)	(38,274)	(33,987)	(33,862)	(32,980)	(32,985)	(28,421)	(28,426)
Expiration and abandonment rate	+10%	11,536	10,589	7,267	6,320	11,877	11,699	8,871	8,629

Mortality/morbidity rate	-10%	11,150	10,048	11,470	10,368	13,048	12,642	6,062	5,488
Longevity	-10%	157,253	157,253	125,713	125,713	147,670	147,670	114,215	114,215
Expenses	-10%	38,394	38,330	33,980	33,916	32,960	33,006	28,407	28,453
Expiration and abandonment rate	-10%	(12,300)	(11,206)	(7,665)	(6,571)	(12,787)	(12,522)	(9,367)	(9,023)

		2024		2023
	Change in assumptions	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance
	%	S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(32,566)	(21,822)	(24,696)	(17,314)
Longevity	+10%	(40,650)	(40,650)	(37,318)	(37,318)
Expenses	+10%	(26,561)	(26,686)	(20,613)	(20,608)
Expiration and abandonment rate	+10%	(3,941)	(4,485)	(1,562)	(1,972)

Mortality/morbidity rate	-10%	33,422	22,119	25,277	18,034
Longevity	-10%	75,852	75,852	77,609	77,609
Expenses	-10%	26,543	26,606	20,591	20,544
Expiration and abandonment rate	-10%	4,852	5,480	1,944	2,375

Summary of the Maturity Profile of the Portfolios of Insurance and Reinsurance Contracts

The following table summarizes the maturity profile of the portfolios of insurance contracts issued and the portfolios of reinsurance contracts held that are liabilities of the Group, based on the estimations of the present value of the future cash flows that are expected to be paid in the following periods:

	2024
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	828,869	662,883	701,260	742,760	787,041	21,797,613	25,520,426
Life reinsurance contractual liabilities	(20,594)	(1,034)	(1,075)	(1,117)	(1,157)	(109,120)	(134,097)
Other liabilities	98,700	137,306	154,129	164,923	265,832	992,608	1,813,498
Total	906,975	799,155	854,314	906,566	1,051,716	22,681,101	27,199,827

	2023
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	849,238	660,864	717,179	751,224	781,239	20,348,966	24,108,710
Life reinsurance contractual liabilities	(27,849)	(577)	(589)	(608)	(626)	(38,029)	(68,278)
Other liabilities	78,253	83,650	118,419	134,337	141,352	858,734	1,414,745
Total	899,642	743,937	835,009	884,953	921,965	21,169,671	25,455,177

Summary of financial assets (based on non-discounted contractual cash flows)

The following table summarizes the maturity profile of the Group’s financial assets in function of the non-discounted contractual cash flows, including interest receivable.

	2024
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	98	98	98	98	98	2,834	3,324
Debt instruments at fair value through other comprehensive income	1,057,660	1,067,828	1,152,885	1,162,798	1,283,365	18,332,782	24,057,318
Investments at amortized cost	—	—	—	—	27,201	—	27,201
Total	1,057,758	1,067,926	1,152,983	1,162,896	1,310,664	18,335,616	24,087,843

	2023
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	97	97	97	97	97	2,888	3,373
Debt instruments at fair value through other comprehensive income	1,020,609	969,034	991,445	1,079,552	1,064,316	18,247,679	23,372,635
Investments at amortized cost	—	—	—	—	—	27,201	27,201
Total	1,020,706	969,131	991,542	1,079,649	1,064,413	18,277,768	23,403,209

Summary of financial assets and the insurance contracts assets and liabilities of the Company by main currency

The following table summarizes the financial assets and the insurance contracts assets and liabilities of the Company by main currency:

	2024			2023
	US Dollar	Sol	Total	US Dollar	Sol	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	72,053	131,892	203,945	48,899	217,411	266,310
Investments at fair value through profit or loss	372,064	4,585	376,649	300,007	7,029	307,036
Debt instruments at fair value through other comprehensive income	4,205,803	9,062,225	13,268,028	4,159,311	8,286,854	12,446,165
Investments at amortized cost	—	24,838	24,838	—	23,584	23,584

Insurance contracts assets -
Life insurance issued	—	—	—	—	—	—
Life reinsurance held	207	18,395	18,602	166	26,121	26,287
Reinsurance held	—	—	—	—	—	—

Insurance contracts liabilities -
Life insurance issued	3,940,738	8,581,614	12,522,352	3,997,075	8,208,566	12,205,641
Life reinsurance held	—	1,968	1,968	—	1,895	1,895
Reinsurance held	—	—	—	—	—	—

Summary of group's exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments	The Group’s exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments is the following:

	2024	2023
	S/(000)	S/(000)
Insurance contracts assets -
Life insurance issued	—	—
Life reinsurance held	18,602	26,287
Reinsurance held	—	—

Insurance contracts liabilities -
Life insurance issued	12,522,352	12,205,641
Life reinsurance held	1,968	1,895
Reinsurance held	—	—

Debt instruments at fair value through profit or loss	376,649	307,036
Debt instruments at fair value through other comprehensive income	13,268,028	12,446,165
Debt instruments at amortized cost	24,838	23,584
Total	26,212,437	25,010,608

Summary of the sensitivity analysis of fair value measurement

The following analysis is made for the reasonably possible movements of the key variables, the rest of the variables remaining constant, showing the impact on income before taxes and equity. The correlation of the variables will have a significant effect on the determination of the final impact of the interest rate risk, but to demonstrate the impact due to changes in variables, the variables had to be changed individually. It is worth noting that the movements of these variables are non-linear. The method used to obtain information of the sensitivity and the significant variables did not vary regarding the previous period.

		2024		2023
	Change in basis points	Impact on income before taxes	Impact on equity	Impact on income before taxes	Impact on equity
		S/(000)	S/(000)	S/(000)	S/(000)
Insurance and reinsurance contracts	+100	(4,958)	1,113,771	16,542	1,075,830
Debt instruments	+100	(99)	(928,453)	(100)	(906,268)
Insurance and reinsurance contracts	-100	6,210	(1,345,914)	(20,226)	(1,293,888)
Debt instruments	-100	115	1,068,856	115	1,048,722